Expense Example, No Redemption {- Fidelity Advisor® New Insights Fund} - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-12 - Fidelity Advisor® New Insights Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 682
3 Years	908
5 Years	1,151
10 Years	1,849
Class M
Expense Example, No Redemption:
1 Year	484
3 Years	766
5 Years	1,069
10 Years	1,928
Class C
Expense Example, No Redemption:
1 Year	190
3 Years	588
5 Years	1,011
10 Years	2,190
Class I
Expense Example, No Redemption:
1 Year	88
3 Years	274
5 Years	477
10 Years	1,061
Class Z
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	$ 918